As filed with the Securities and Exchange Commission on September 15, 2025
1933 Act Registration No. 333-287326

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. 1
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
Jayson R. Bronchetti, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Ronald A. Holinsky, Esquire
Lincoln Financial
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Macquarie Wealth Builder Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

September 15, 2025

IMPORTANT SHAREHOLDER INFORMATION

Dear Contract Owners and Shareholders:

Enclosed is a notice and Prospectus/Information Statement that is being provided to inform you that the LVIP Macquarie Wealth Builder Fund (the “Acquired Fund”), a series of Lincoln Variable Insurance Products Trust (the “Trust”), will be reorganized into the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), also a series of the Trust (the “Reorganization”) on or about October 31, 2025 (the “Closing Date”). The Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Board”) approved the Reorganization and concluded that the Reorganization is in the best interests of the Funds and the Funds’ shareholders.

We are not asking you for a proxy and you are requested not to send us a proxy.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required. As of the close of business on the Closing Date, your shares of the Acquired Fund will be converted automatically, at net asset value, into shares of the same class of the corresponding Acquiring Fund.

The investment objectives, strategies, and risks of the Funds are similar to one another, but they differ in certain respects. The enclosed Prospectus/Information Statement provides important information regarding the similarities and differences that shareholders of the Acquired Fund should consider in determining whether an investment in the Acquiring Fund is appropriate for them. Shareholders may redeem their shares of the Acquiring Fund at any time prior to the closing of the Reorganization and may redeem their shares of the Acquired Fund after the closing of the Reorganization. No sales loads, commissions or other transaction fees will be imposed on shareholders in connection with the Reorganization.

Very truly yours,

/s/ Jayson R. Bronchetti

Jayson R. Bronchetti

President and Chairman

Lincoln Variable Insurance Products Trust

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

THE REORGANIZATION

Please read the attached Information Statement/Prospectus for a complete description of the Reorganization. However, as a quick reference, the following questions and answers provide a brief overview of the Reorganization.

Questions and Answers

Q. Why am I receiving this Information Statement/Prospectus?

A. You have received this Information Statement/Prospectus because you are the beneficial owner of shares of the Acquired Fund noted in the chart below as of July 31, 2025.

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund

Q. What is the purpose of this Information Statement/Prospectus?

A. The purpose of these materials is to provide you information on the merger (the “Reorganization”) of the Acquired Fund into the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”), each a series of the Lincoln Variable Insurance Products Trust (the “Trust”), as provided in the Agreement and Plan of Reorganization (the “Agreement”). Lincoln Financial Investments Corporation (the “Adviser”), which serves as the investment adviser to each of the Funds, recommended the Reorganization. The Agreement and the Reorganization have been approved by the Board of Trustees of the Trust (the “Board”). The Acquiring Fund will be the accounting and performance survivor of the Reorganization.

Q. Why has the Board approved the Reorganization proposal?

A. The Board concluded that the Reorganization is in the best interests of both Funds. The Board based its approval on several factors, including that Lincoln Financial Investments Corporation (“LFI”) recommended the Reorganization to the Board of Trustees (the “Board”) and believes that the Reorganization is in the best interests of both Funds. The Funds have substantially similar investment objectives in that the Acquiring Fund seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital, and the Acquired Fund seeks to provide a responsible level of income and the potential for capital appreciation; and the Funds also have similar, but not identical, investment strategies. The Board considered that the Acquiring Fund’s proposed contractual management fee is lower than that of the Acquired Fund and that the Acquiring Fund’s proposed net expense ratio is lower than that of the Acquired Fund, even when taking into account the acquired fund fees and expenses expected to be paid by the Acquiring Fund post-Reorganization. The Board considered LFI’s belief that Acquired Fund shareholders would have reasonably similar investment experiences after the Reorganization. Further information on the Board’s considerations is included under “Board Considerations.”

Q. How will the Reorganization impact fees and expenses?

A. After the Reorganization, the Acquiring Fund will have a management fee rate (0.15% of average daily net assets) lower than the current management fee rate of the Acquired Fund’s (0.63% of average daily net assets). After the Reorganization, it is expected that the total gross and net operating expenses of the Acquiring Fund will continue to be lower than the total net and gross operating expenses of the Acquired Fund, which is expected to result in lower net and gross annual fund operating expenses for shareholders. It is expected that the Acquired Fund’s shareholders will benefit from such decreased expenses. Please read the attached Information Statement/Prospectus for a complete description of the fees and expenses.

Q. What will happen to the existing shares?

A. Immediately after the Reorganization, you indirectly will own shares of the Acquiring Fund that are equal in total net asset value, as of the closing date of the Reorganization, to the shares of the Acquired Fund you held as of such time. Therefore, your investment will not lose value as a result of the Reorganization.

Q. Are there any significant differences between the investment objectives, principal investment strategies, and principal risks of the Acquired Fund and the Acquiring Fund?

A. The Acquired Fund has a substantially similar investment objective and similar, though not identical, principal investment strategies and principal risks to the Acquiring Fund. See “Comparison of Investment Objectives, Policies and Strategies” section below for additional information.

Q. How do the fees and expenses compare?

A. The net annual fund operating expenses of the Acquiring Fund are lower than those of the Acquired Fund. LFI has contractually agreed to reimburse expenses of the Acquiring Fund for two years from the closing date of the Reorganization to ensure that the Acquiring Fund’s net annual fund operating expenses will be no greater than the net annual fund operating expenses of the Acquired Fund. Operating expenses for the Acquiring Fund may increase after two years if this waiver is not renewed.

The section entitled “Comparison of Fees and Expenses” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. Your shares of the Acquired Fund will be exchanged for an equal value of shares of the same class of the Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What are the expected federal income tax consequences of the Reorganization?

A. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, the Acquired Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization.

Q. Will the Acquired Fund or Acquiring Fund pay any direct costs in connection with the proposed Reorganization?

A. No. Neither of the Funds will bear these costs. LFI will bear all expenses of the Reorganization, as set forth in the Agreement, including the portfolio brokerage costs associated with repositioning the portfolio, whether or not the Reorganization is consummated. These costs of the Reorganization are estimated to be approximately $91,000. In the Reorganization, it is anticipated that the Acquired Fund will redeem its holdings of underlying funds, with the proceeds to be transferred to the Acquiring Fund. It is anticipated that approximately 100% of the Acquired Fund’s holdings will be sold in advance of the Reorganization and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies. The brokerage costs associated with portfolio repositioning for the Reorganization are expected to be approximately $12,000.

Q. Will you need my vote to approve the reorganization?

A. No. The Reorganization does not require shareholder approval. We are not asking you for a proxy and you are not requested to send us a proxy.

Q. When will the Reorganization take place?

A. The Reorganization is currently expected to be completed on or about October 31, 2025.

Q. What if I have questions on the Reorganization?

A. If you need any assistance, or have any questions regarding the Agreement or the Reorganization, please call Lincoln at (800) 454-6265.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Macquarie Wealth Builder Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

866-436-8717

PROSPECTUS/INFORMATION STATEMENT

September 15, 2025

Introduction

This Prospectus/Information Statement (the “Prospectus/Information Statement”) is being furnished to shareholders of the LVIP Macquarie Wealth Builder Fund (the “Acquired Fund”) and to annuity and insurance contract owners (each a “Contract Owner”) who beneficially own shares of the Acquired Fund. As provided in an Agreement and Plan of Reorganization (the “Agreement”), the Acquired Fund will be reorganized into the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), each a series of Lincoln Variable Insurance Products Trust (the “Trust”). Both Funds are advised by Lincoln Financial Investments Corporation (“LFI”).

The Board of Directors of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY

As a result of the Reorganization, the Acquired Fund will be reorganized into the Acquiring Fund and you will become a shareholder of the Acquiring Fund. The Acquired Fund and the Acquiring Fund pursue substantially identical investment objectives and employ similar investment strategies to achieve their respective investment objectives. For more information on each Fund’s investment strategies, see “Comparison of Investment Objectives, Policies and Strategies” section below for additional information.

Immediately after the Reorganization, you indirectly will own shares of the Acquiring Fund that are equal in total net asset value, as of the closing date of the Reorganization, to the shares of the Acquired Fund held as of such time. Therefore, your investment will not lose value as a result of the Reorganization.

The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

We sometimes refer to the Acquired Fund and the Acquiring Fund collectively as the “Funds” and to a fund individually as a “Fund.” Shares of the Funds are sold directly or indirectly to separate accounts of The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“Lincoln New York”) that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such insurance companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners”).

This Prospectus/Information Statement contains information that shareholders of the Acquired Fund should know before investing in the Acquiring Fund. This Prospectus/Information Statement should be retained for future reference.

In the Reorganization, the value of the Acquiring Fund shares that you will receive will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization. The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganization.

We intend to mail this Prospectus/Information Statement on or about September 15, 2025, to all Acquired Fund shareholders.

The following are incorporated by reference into this Prospectus/Information Statement and contain additional information about the Funds:

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquired Fund, dated August 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-171136;

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquiring Fund, dated August 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-171136;

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2024 (Accession No. 0001398344-25-005207);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2024 (Accession No. 0001398344-25-005207);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125).

The above documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Funds and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Prospectus/Information Statement. The statement of additional information to this Prospectus/Information Statement (“SAI”), dated the same date as this Prospectus/Information Statement, is incorporated by reference, is deemed to be part of this Prospectus/Information Statement, and is available upon oral or written request from the Trust, at the address and toll-free telephone number noted below. The Funds’ prospectuses, statements of additional information, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available on the Funds’ website at http://www.lincolnfinancial.com/lvip.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling Lincoln Variable Insurance Products Trust, 1301 South Harrison Street, Fort Wayne, IN 46802, (800) 454-6265.

You also may view or obtain these documents from the SEC’s website at www.sec.gov.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

SUMMARY

OVERVIEW

On March 4, 2025, the Board, on behalf of the Acquiring Fund and the Acquired Fund, unanimously voted to approve the Agreement subject to approval by shareholders of the Acquired Fund and other closing conditions.

In the Reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund. The Acquiring Fund will then issue shares to the Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquired Fund. Any shares you beneficially own of the Acquired Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same share class, of the Acquiring Fund having a value equal to the net asset value of your shares of the Acquired Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of the Acquired Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” The Reorganization is expected to occur on or about October 31, 2025.

We recommend that you read the enclosed Prospectus/Information Statement. In addition to the detailed information in the Prospectus/Information Statement, the following discussion provides an overview of key information about the Reorganization.

Reasons for the Reorganization

The proposed Reorganization is part of the continuing effort of Lincoln Financial Investments Corporation (“LFI”), the Funds’ investment adviser, to reduce redundancy and maintain a streamlined Fund lineup that includes investment strategies with solid performance, the potential to garner significant assets, and reasonable fees. The Funds employ similar multi-asset strategies which provide exposure to both stocks and bonds within their respective portfolios. The Acquired Fund has been offered since 1987 but has struggled to achieve economies of scale during that time. In contrast, the Acquiring Fund has far more scale and market reach, which allows for economies of scale that can reduce costs for shareholders.

The Funds have substantially similar investment objectives, as described below under “Comparison of Investment Objectives, Policies and Strategies”, which would allow shareholders of the Acquired Fund to have a reasonably similar investment experience after the Reorganization. The Acquiring Fund’s expense ratio is lower than that of the Acquired Fund (as described below under “Comparative Fee and Expense Tables”). LFI believes that Acquired Fund investors will have reasonably similar investment experiences, at a lower cost, after the Reorganization. Management believes that the Acquiring Fund will meet the investment expectations of investors in the Acquired Fund.

LFI considered other options for action, including liquidating the Acquired Fund or restructuring it. Liquidating the Acquired Fund is less desirable because the Acquiring Fund is a suitable investment option for Acquired Fund investors, while a liquidation would force Acquired Fund investors to transfer to a money market fund and to be uninvested while they choose another suitable investment. Restructuring the Acquired Fund is not as useful an option for Acquired Fund investors because no viable restructuring of the Acquired Fund would address the Fund’s redundancy in strategy within the LVIP Fund lineup, and further a change of strategy would potentially deviate from investor expectations. In contrast, the Reorganization allows investors to continue investing in a viable multi-asset fund.

Comparison of Investment Objectives, Policies and Strategies

As shown in the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Prospectus/Information Statement, the Acquiring Fund has an investment objective substantially similar to that of the Acquired Fund. The Acquiring Fund seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital, and the Acquired Fund seeks to provide a responsible level of income and the potential for capital appreciation.

The Funds have the same fundamental investment policies and restrictions. A description of such policies and restrictions can be found in the section of the Funds’ statements of additional information entitled “Fundamental Investment Restrictions.”

The Funds have similar, though not identical, principal investment strategies. Please see the section entitled “Comparison of Investment Objectives, Policies and Strategies” in this Prospectus/Information Statement for a comparison of the principal investment strategies of the Funds and a description of the material differences in the principal investment strategies between the Acquired Fund and the Acquiring Fund.

Comparison of Principal Risks

Because the Funds have similar principal risks, the Reorganization should not materially change the risk/return profile for Acquired Fund shareholders.

The section entitled “Comparison of Principal Risks” in this Prospectus/Information Statement shows a comparison of these risks and highlights any material differences. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. For more information on the risks associated with the Acquiring Fund, see the “Additional Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information. The cover page of this Prospectus/Information Statement describes how you can obtain a copy of each Fund’s statement of additional information.

The full list of the Acquired Fund’s and the Acquiring Fund’s investment restrictions may be found in each Fund’s respective statement of additional information. See the cover page of this Prospectus/Information Statement for a description of how you can obtain a copy of the Acquired Fund’s and Acquiring Fund’s statement of additional information.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Acquired Fund with the shareholder fees and pro forma expense ratios of the Acquiring Fund. Pro forma expense ratios of the Acquiring Fund show the expected effect of the Reorganization on the Acquiring Fund, but actual expenses may be greater or less than those shown. The table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

The Acquiring Fund will implement expense limitations for two years from the closing date of the Reorganization as necessary to ensure that the total expense ratio for the Acquiring Fund’s Standard Class, excluding interest, taxes, brokerage commissions, underlying fund fees and expenses (“AFFE”), extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business does not exceed 0.21% of the Fund’s average daily net assets for the Standard Class or 0.46% of the Fund’s average daily net assets for the Service Class. If the current expense limitation is not renewed upon the end of the two years after the closing date of the Reorganization, the expense ratio of the Acquiring Fund after two years from the closing date of the Reorganization may be higher than the expenses shown below.

	Acquired Fund	Acquiring Fund
	LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund Current	LVIP Structured Moderate Allocation Fund Pro Forma Combined
Standard Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.63%	0.15%	0.15%
Distribution and/or Service (12b-1) fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.19%	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)[2]	0.00%	0.35%[3]	0.35%
Total Annual Fund Operating Expenses (including AFFE)	0.82%	0.56%	0.56%
Less Expense Reimbursement	(0.11%)[4]	(0.00%)	(0.00%)[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.71%	0.56%	0.56%

	Acquired Fund	Acquiring Fund
	LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund Current	LVIP Structured Moderate Allocation Fund Pro Forma Combined
Service Class
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.63%	0.15%	0.15%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses[1]	0.19%	0.06%	0.06%
Acquired Fund Fees and Expenses (AFFE)[2]	0.00%	0.35%[3]	0.35%
Total Annual Fund Operating Expenses (including AFFE)	1.07%	0.81%	0.81%
Less Expense Reimbursement	(0.11%)[4]	(0.00%)	(0.00%)[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%	0.81%	0.81%

1.

Fees and expenses for the Acquired and Acquiring Fund are based on those incurred by it for the fiscal year ended December 31, 2024. The pro forma fees and expenses of the Acquiring Fund are estimates, calculated as if the Reorganization were in effect for the fiscal year ended December 31, 2024.

2.	AFFE is estimated based on amounts for the current fiscal year.
3.

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

4.

Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses AFFE, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser. None of the Acquired Fund’s reimbursements will be subject to recoupment after the closing of the Reorganization.

5.

Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses AFFE, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business) exceed 0.21% of the Fund’s average daily net assets for the Standard Class (and 0.46% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least October 31, 2027, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of the Acquired Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would have paid if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Acquired Fund, and the first two years for the Acquiring Fund, as LFI has contractually agreed to reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the expense reimbursements applicable to the Acquiring Fund are not reflected in years three through ten of the table. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any), applicable at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
LVIP Macquarie Wealth Builder Fund
Standard Class	$73	$251	$444	$1,003
Service Class	$98	$329	$579	$1,296

	1 year	3 years	5 years	10 years
LVIP Structured Moderate Allocation Fund
Standard Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002
LVIP Structured Moderate Allocation Fund (Pro Forma Combined)
Standard Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

The examples are not a representation of past or future expenses. The Funds’ actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent a Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “BOARD CONSIDERATIONS” in this Prospectus/Information Statement.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended December 31, 2024, the portfolio turnover rate for the Acquired Fund was 72%. The portfolio turnover rate for the Acquiring Fund was 20%.

BOARD CONSIDERATIONS

On March 3-4, 2025, the Board of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the proposed Reorganization of the Acquired Fund into the Acquiring Fund. The Board reviewed and evaluated such information as it deemed necessary to consider the Reorganization, including the information presented by LFI. The Independent Trustees were assisted in their review of the information by independent legal counsel. In determining whether to approve the Reorganization, the Board made inquiry into and considered, among others, the following factors, in no order of priority:

1.

the investment objective and principal investment strategies of the Acquiring Fund that would allow shareholders of the Acquired Fund to have a reasonably similar investment experience, at a lower cost, after the Reorganization;

2.	the Acquiring Fund’s current net advisory fee rate and proposed net advisory fee rate post-Reorganization;

3.	the Acquiring Fund’s current net annual operating expense ratio and expected net annual operating expense ratio post-Reorganization;

4.	LFI’s agreement to cap the Acquiring Fund’s expenses for at least two years following the closing of the Reorganization;

5.	the comparative investment performance of the Funds;

6.	the reasonable prospects for garnering additional assets for the Acquiring Fund to achieve economies of scale post-Reorganization;

7.	the absence of any material differences in the rights of shareholders of the Funds;

8.	any direct or indirect benefits expected to be derived by LFI and its affiliates from the Reorganization;

9.	the expected tax-free nature of the Reorganization to contract holders;

10.	the estimated legal, information statement, and portfolio transitioning costs in connection with the Reorganization and LFI’s representation that it will pay the costs of the Reorganization;

11.	LFI’s representation that the Reorganization will not result in any dilution of the shareholders of the Acquired Fund or the Acquiring Fund;

12.	the terms and conditions of the Agreement and Plan of Reorganization;

13.	possible alternatives to the Reorganization, including liquidating or restructuring the Acquired Fund; and

14.	LFI’s representation that a shareholder vote was not required to effect the Reorganization.

At the meeting, the Board, including a majority of the Independent Trustees, approved the Reorganization after carefully considering the above factors and concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.

OTHER IMPORTANT INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Strategies

The Funds have substantially similar investment objectives, in that the Acquiring Fund seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital, and the Acquired Fund seeks to provide a responsible level of income and the potential for capital appreciation.

The Funds employ similar multi-asset strategies. The Acquired Fund is a multi-asset fund which invests primarily in income-generating equity and fixed income securities. The Acquired Fund may also invest up to 30% of its assets in foreign equity and fixed income securities, including up to 10% of its assets in securities located or operating in emerging markets. The Acquiring Fund is a multi-asset fund which operates as a fund of funds and primarily invests its assets in underlying funds, managed by LFI, that provide 60% exposure to equities and 40% exposure to fixed income securities. The Acquiring Fund may also invest in the securities of foreign companies, including companies located or operating in emerging markets.

The following table compares the investment objectives and the principal investment strategies of the Funds. The Board may change the investment objective of a Fund without a vote of that Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see each Fund’s prospectus.

	Acquired Fund	Acquiring Fund
	LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund
Investment Objective

The investment objective of the Fund is to seek to provide a responsible level of income and the potential for capital appreciation.

This objective is non-fundamental and may be changed without shareholder approval.

The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

This objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies	Delaware Investments Fund Advisers (“DIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe	The Fund operates under a “fund of funds” structure, investing in other mutual funds (the “Underlying Funds”). The Fund, under normal circumstances, invests approximately 60% of its assets in Underlying Funds that primarily invest in equity securities (stocks), and

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund

Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA (collectively, the “Affiliated Sub-Sub-Advisers”). DIFA and MIMAK are primarily responsible for the day-to-day management of the Fund’s portfolio and determine its asset allocation. MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets. For purposes of this section, a reference to “Sub-Adviser” may also include MIMAK and MIMGL with respect to their role as sub-sub-advisers to the Fund.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and U.S. government securities. The Fund, under normal circumstances, may invest approximately 50% of its assets in income-generating equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs). While debt securities may comprise up to 40% to 60% of the Fund’s assets, no more than 10% of the Fund’s assets approximately 40% of its assets in Underlying Funds that primarily invest in fixed income securities (bonds). The Underlying Funds include, but are not limited to, funds that employ a passive investment style (i.e., index funds), funds that employ a multi-factor strategy (i.e., a strategy of selecting investments that have favorable exposure to certain factors, such as quality, value, and momentum), and exchange- traded funds. The Underlying Funds are advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”).

The Adviser develops the Fund’s asset allocation strategy based on the Fund’s investment strategy. Through its investment in Underlying Funds, the Fund allocates a large percentage of assets to domestic and foreign equity securities (stocks), including stocks of small- and medium-cap companies and those with growth and value characteristics. The Fund allocates a smaller percentage of assets to Underlying Funds that invest in domestic fixed income securities (bonds), including U.S. Treasury securities, mortgage-backed securities (including to-be-announced transactions), corporate bonds and inflation-indexed bonds.

The foreign equity securities may include securities of companies

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund

may be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s assets may be invested in any one industry sector nor, as to 75% of the Fund’s assets, more than 5% may be invested in securities of any one issuer. The Fund may invest up to 30% of its assets in foreign equity and debt securities. The Fund does not invest more than 10% of its assets in securities of issuers principally located or principally operating in markets of emerging countries.

In allocating assets, the Sub-Adviser applies a dedicated yield focus for existing asset classes, uses systematic strategies to expand the investment universe and implements a systematic yield-enhancing security selection process.

The Sub-Adviser’s dynamic asset-allocation framework is used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

It is expected that the proportion of the Fund’s assets invested in income-generating equity securities and equity equivalent in emerging market countries. An “emerging market country” is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. An Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The Adviser uses various analytical tools and third-party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, and the investment styles and performance of the Underlying

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund

securities may vary from 40% to 60% of the Fund’s assets. The proportion of the Fund’s assets in debt securities may correspondingly vary from 40% to 60% of the Fund’s assets.

In addition, the Sub-Adviser may seek investment advice and recommendations from MIMEL and MIMGL. The Sub-Adviser may also permit MIMEL and MIMGL to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where it believes it will be beneficial to utilize the Affiliated Sub-Sub-Adviser’s specialized market knowledge, and the Sub-Adviser may also seek quantitative support from MIMGL.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested;

Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment.

The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund

forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Fund may engage in frequent and active trading of its portfolio investments.

Comparison of Principal Risks

The table below compares the principal risks of investing in each Fund, and the discussion below the table provides additional information on the risks that apply to the Acquiring Fund. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks.

The principal risks associated with the Funds are similar, but there are some differences. Notably, the following are risks that are present in the Acquiring Fund but not in the Acquired Fund: Fund of Funds Risk, Investments in Affiliated Funds Risk, Asset Allocation Risk, Passive Management Risk, Investment Style Factors Risk, Concentration Risk, Small- and Medium-Cap Company Risk, Inflation Indexed Bond Risk, Regional Risk, and Limited Portfolio Holdings Risk. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s statement of additional information. The cover page of this Prospectus/Information Statement describes how you can obtain a copy of the statement of additional information.

Principal Risks	LVIP Macquarie Wealth Builder Fund (Acquired Fund)	LVIP Structured Moderate Allocation Fund (Acquiring Fund)

Market Risk	✓	✓

Stock Investing Risk	✓	✓

Fund of Funds Risk		✓

Investments in Affiliated Funds Risk		✓

Issuer Risk	✓	✓

Asset Allocation Risk		✓

Passive Management Risk		✓

Investment Style Factors Risk		✓

Concentration Risk		✓

Principal Risks	LVIP Macquarie Wealth Builder Fund (Acquired Fund)	LVIP Structured Moderate Allocation Fund (Acquiring Fund)

Active Management Risk	✓	✓

Income Stocks Risk	✓

Value Stocks Risk	✓	✓

Growth Stocks Risk	✓	✓

Medium-Cap Company Risk	✓

Small- and Medium-Cap Company Risk		✓

Exchange-Traded Fund (ETF) Risk	✓	✓

Bond Exposure Risk	✓

Interest Rate Risk	✓	✓

Credit Risk	✓	✓

Real Estate and Real Estate Investment Trust (REIT) Risk	✓

Convertible Bond Risk	✓

Below Investment Grade (Junk Bond) Risk	✓

Prepayment/Call Risk	✓	✓

Mortgage-Backed Securities Risk	✓	✓

Mortgage-Backed “To Be Announced” (TBA) Transaction Risk	✓	✓

U.S. Government Agency Risk	✓

U.S. Treasury Risk	✓	✓

Inflation Indexed Bond Risk		✓

Foreign Investments Risk	✓	✓

Russia Risk	✓

Emerging Markets Risk	✓	✓

Foreign Currency Risk	✓	✓

Regional Risk		✓

Limited Portfolio Holdings Risk		✓

Derivatives Risk	✓

Tactical Allocation Risk	✓

Portfolio Turnover Risk	✓

Liquidity Risk	✓	✓

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following is a description of the principal risks for the Acquiring Fund:

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

•

Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•

Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.

•

Investments in Affiliated Funds Risk. Potential conflicts of interest arise when an adviser selects underlying funds because the fees paid to the adviser may be higher than the fees paid by other underlying funds. However, the adviser is a fiduciary and is legally obligated to act in its client’s best interests when selecting underlying funds.

•	Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.

•

Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.

•

Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•

Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

•

Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.

•

Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.

•

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

•

Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.

•

Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.

•

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

•

U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

•

Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

•

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

•

Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).

•

Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.

•

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.

•

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

•

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

•

Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

•

Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

•

Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.

Comparison of Investment Advisers and Sub-Advisers

The below table compares the investment advisers, sub-adviser and portfolio managers of the Funds. The Investment Adviser and Sub-Advisers for the Acquiring Fund will continue to serve in this capacity after the Reorganization.

	LVIP Macquarie Wealth Builder Fund (Acquired Fund)	LVIP Structured Moderate Allocation Fund (Acquiring Fund)
Investment Adviser	Lincoln Financial Investments Corporation	Lincoln Financial Investments Corporation

Portfolio Manager(s)	Jay Shearon, Vice President and Managing Director; has managed the Acquired Fund since 2017.	Jay Shearon, Vice President and Managing Director; has managed the Acquiring Fund since 2016.

	Jason Forsythe, CFA, CFP, Assistant Vice President and Senior Director; has managed the Acquired Fund since 2022.	Alex Zeng, Ph.D., CFA, CAIA, Vice President and Managing Director; has managed the Acquiring Fund since 2022.

Jason Forsythe, CFA, CFP, Assistant Vice President and Senior Director; has managed the Acquiring Fund since 2022.

Sub-Adviser	Delaware Investments Fund Advisers	No Sub-Adviser

Portfolio Manager(s)	Aaron Young, Senior Portfolio Manager- Global Multi Asset Team; has managed the Acquired Fund since 2022.	N/A

Investment Sub-Sub-Adviser	Macquarie Investment Management Austria Kapitalanlage AG	No sub-subadviser

Portfolio Manager(s)	Stefan Löwenthal, CFA, Head of Global Multi Asset Team; has managed the Acquired Fund since 2020.	N/A

Jürgen Wurzer, CFA, Deputy Head of Global Multi Asset Team; has managed the Acquired Fund since 2020.

The Adviser

LFI is the investment adviser to the Funds. Pursuant to an investment management agreement, LFI manages the portfolio investments for each series of the Trust and reports to the Board of Trustees. LFI is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation, a publicly-held insurance holding company organized under Indiana law which, through its subsidiaries, provides insurance and financial services nationwide. As of December 31, 2024, LFI had approximately $116.4 billion in assets under management.

A description of the Acquiring Fund’s portfolio managers is shown below. The statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

The Acquiring Fund’s Portfolio Manager(s)

Jay Shearon is a Portfolio Manager, Vice President, Managing Director and Team Lead for Multi-Asset strategies within LFI. Mr. Shearon joined LFI in 2015 and is a member of LFI’s Investment Committee, Asset Allocation Committee, and Derivatives Committee, among others. Prior to joining LFI, Mr. Shearon was a Senior Portfolio Manager and Executive Director for Morgan Stanley’s Portfolio Advisory Services team and director of the Custom Investment Outsourcing program. Mr. Shearon holds a B.S.B.A. in finance from Shippensburg University and an M.B.A. in finance from the University of Delaware.

Alex Zeng, Ph.D., CFA, CAIA, is a Portfolio Manager, Vice President and Managing Director of LFI. Mr. Zeng joined LFI in 2014 and is a member of LFI’s Investment Committee, Asset Allocation Committee, Derivatives Committee, Risk Committee, and Operating Committee, among others. Prior to joining LFI, Mr. Zeng worked on quantitative research portfolio management and analytics for global equity markets for a registered investment adviser from 2011 to 2014. Mr. Zeng holds a B.S. and M.S. in Civil Engineering from Tsinghua University in Beijing, China, and a Ph.D. in Engineering from the University of Maryland, College Park. He is a Chartered Financial Analyst® (CFA) Charterholder and a Chartered Alternative Investment Analyst® (CAIA) Charterholder.

Jason C. Forsythe, CFA, CFP®, is a Portfolio Manager, Assistant Vice President and Senior Director, Man-ager Selection and Portfolio Construction Management, within Funds Management for LFI. He is responsible for strategic portfolio construction, allocation implementation, attribution analysis and risk management in his assigned areas of responsibilities. Before his current role, Mr. Forsythe was a

Senior Analyst within Lincoln’s Manager Selection and Portfolio Construction Management team, providing support for multi-asset strategies. Mr. Forsythe also served as a Senior Investment Specialist within Lincoln’s Client Investment Strategies desk. Mr. Forsythe holds a B.S. in Accounting from Elon University, is a Chartered Financial Analyst and a CFP® professional.

Management and Administrative Fees

For its management services to the Acquiring Fund, LFI is entitled to an advisory fee (as a percentage of average daily net assets) of 0.15% per annum.

Lincoln Life serves as the Administrator of the Trust. The Funds are all subject to the same administration agreement and fees. The administrative services provided to the Trust by Lincoln Life include, among others, coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. As Administrator, Lincoln Life also provides contractholder services, such as responding to operational inquiries from contractholders about accounts and the Funds; processing purchase and redemption orders with the Funds’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Funds’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Funds to contractholders. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services, and pays a fee to Lincoln Life for contractholder services.

Expense Limitation Agreement

LFI has entered into an expense limitation agreement with the Trust which will continue at least through October 31, 2027. Pursuant to that agreement, LFI has generally agreed in respect of certain Funds that, to the extent that the ordinary operating expenses incurred by such a Fund in any fiscal year, including without limitation the advisory fee payable to LFI and amounts payable pursuant to the Trust’s distribution and service plan adopted pursuant to Rule 12b-1 (as described in greater detail below under “Description of the Securities to be Issued”), but excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Fund’s business, exceed a stated operating expense limit (expressed as a percentage of the average daily net assets of such Fund), such excess amount shall be the liability of LFI.

With respect to the Acquiring Fund, effective upon the closing of the Reorganization on or about October 31, 2025, operating expenses for Standard

Class shares and Service Class shares are limited under the expense limitation agreement to 0.21% and 0.46%, respectively. LFI has contractually agreed to reimburse the expenses of the Acquiring Fund for two years following the Reorganization to the extent required to maintain these net expense ratios.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of choosing to invest in each Fund. The information shows how each Fund’s investment results have varied from year to year and how the average annual total returns of each Fund’s share classes through December 31, 2024, compare with those of a broad measure of market performance. Past performance is not an indication of future performance.

The bar chart shows performance of the Acquired Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Acquiring Fund: LVIP Structured Moderate Allocation Fund

Standard Class Performance as of December 31, 2024

Average Annual Total Returns for periods ended 12/31/24

25.0
20.0
15.0
10.0
5.0
0.0
-5.0
-10.0
-15.0
-20.0
(2.69)
9.27
13.15
(7.12)
16.57
9.86
12.15
(13.15)
13.09
9.41
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Year

During the periods shown in the above chart, the Acquiring Fund’s highest return for a quarter occurred in the second quarter of 2020 at 12.19%. The Acquiring Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (15.44%).

	1 year	5 years	10 years
LVIP Structured Moderate Allocation Fund – Standard Class	9.41%	5.77%	5.60%
LVIP Structured Moderate Allocation Fund – Service Class	9.14%	5.51%	5.34%
Morningstar US Core Bond Index[1] (reflects no deductions for fees, expenses or taxes)	1.36%	-0.36%	1.32%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Structured Moderate Allocation Composite[2] (reflects no deductions for fees, expenses or taxes)	8.91%	5.94%	6.23%

[1]

The Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund and may be more cost effective.

[2]

The Moderate Structured Allocation Composite, an index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 24% S&P 500® Index, 20% MSCI EAFE® NR Index, 10% Bloomberg U.S. TIPS Index, 6% S&P MidCap 400® Index, 6% MSCI Emerging Markets NR Index, and 4% Russell 2000 ® Index. The Moderate Structured Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.

Acquired Fund: LVIP Macquarie Wealth Builder Fund –

Standard Class Performance as of December 31, 2024

Average Annual Total Returns for periods ended 12/31/24

20.0
16.0
12.0
8.0
4.0
0.0
-4.0
-8.0
-12.0
-16.0
(1.33)
5.62
12.29
(5.22)
15.91
5.62
11.78
(11.21)
9.91
8.18
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
Year

During the periods shown in the above chart, the Acquired Fund’s highest return for a quarter occurred in the second quarter of 2020 at 9.72%. The Acquired Fund’s lowest return for a quarter occurred in the first quarter of 2020 at (13.38%).

	1 year	5 years	10 years
LVIP Macquarie Wealth Builder Fund – Standard Class	8.18%	4.50%	4.83%
LVIP Macquarie Wealth Builder Fund – Service Class	7.91%	4.24%	4.57%
Morningstar US Market Index[1] (reflects no deductions for fees, expenses or taxes)	24.09%	13.96%	12.66%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
LVIP Macquarie Wealth Builder Composite[2] (reflects no deductions for fees, expenses or taxes)	12.74%	7.32%	7.40%

[1]

The Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund and may be more cost effective.

[2]

The LVIP Macquarie Wealth Builder Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% S&P 500 Index and 50% Bloomberg U.S. Aggregate Bond Index. The LVIP Macquarie Wealth Builder Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.

The Acquiring Fund will be the accounting survivor of the Reorganization. The surviving fund will have the portfolio manager, portfolio composition, investment objectives, expense structure, and investment policies and limitations of the Acquiring Fund. The Acquiring Fund has substantially more assets than the Acquired Fund.

Share Classes and Distribution Arrangements

Each Fund offers two classes of shares: Standard Class and Service Class. The Standard and Service Class shares are identical except that Service Class shares are subject to a distribution (Rule 12b-1) fee described below in “Description of the Securities to Be Issued”), which has been adopted pursuant to a distribution and service plan (the “Plan”). Each Fund offers shares to insurance companies for allocation to certain of their Accounts. Each Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of its Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by a Fund’s Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LFI and its affiliates, including LFD, and/or a Fund’s sub-advisers, if any, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund’s net asset value, or the price of its shares, as such payments are not made from Fund assets. For more information, please see the SAI.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Funds are available only through the purchase of Accounts issued by certain life insurance companies. Parties related to a Fund (such as a Fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include a Fund as an investment option in its Accounts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of Accounts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend Accounts that offer Fund shares. The prospectus or other disclosure documents for the Accounts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). A Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Fund Assets Other Than Underlying Funds. Each Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”

In certain circumstances, the Fund’s adviser, LFI, may value Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Fund performance. Each Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If a Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.

Underlying Fund Assets. If a Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and statement of additional information.

Buying and Selling Shares

The Funds’ distribution, purchase, and redemption procedures and exchange rights are identical. Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by Lincoln Life and Lincoln New York, and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding each Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Trust.

A Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost. A Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV, is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

A Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Market Timing

Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect a Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase a Fund’s brokerage and administrative costs. As a result, the Funds strongly discourage such trading activity. To protect the Funds and their shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.

Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the

Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of a Fund’s portfolio securities.

Each Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Each Fund and LFI each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of a Fund or LFI, the transaction may adversely affect a Fund or its shareholders.

Each Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.

Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that a Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and statement of additional information for your variable annuity or variable life contract for details.

Distribution Policy and Federal Tax Consequences

The Funds have identical distribution policies and federal income tax considerations. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year a Fund earns income or gains. Each Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge.

Distributions a Fund makes to its shareholders ordinarily do not cause owners of the underlying Accounts to recognize income or gain for federal income tax purposes at the time of distribution. Contract owners are generally taxed only on the amounts they withdraw from their Accounts. See the prospectus for your variable contract for further federal income tax information.

The Reorganization is conditioned upon, among other things, the receipt of an opinion of counsel to the effect that the Reorganization will not be a taxable event to contractholders.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Fund is a series of the Trust, a Delaware statutory trust. The Trust is an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “funds”). The Trust issues shares of beneficial interest that are currently divided among one hundred and thirteen (113) distinct funds, each with its own investment strategy and risk/reward profile.

The operations of each Fund are governed by the Trust’s Agreement and Declaration of Trust and By-Laws, each as amended. The operations of each Fund are also governed by applicable Delaware law and are subject to the provisions of the 1940 Act and the roles and regulations of the SEC thereunder.

Fiscal Year

The Acquiring Fund has the same fiscal year as the Acquired Fund: December 31.

Description of the Securities to be Issued

The shareholders of the Acquired Fund will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share will be validly issued, fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Acquiring Fund is a series of the Trust. The Trust may issue an unlimited number of authorized shares of beneficial interest, with no par value. The Declaration of Trust authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The Trust currently offers Standard Class and Service Class shares of the Funds. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Service Class shares of the Funds. Pursuant to this plan, the Funds pay its principal underwriter, Lincoln Financial Distributors, Inc., out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or Accounts offering Service Class shares. The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s Service Class shares is equal to an annual rate of 0.35% of the average daily net assets attributable to such share class. As with the 12b-1 fees paid by Service Class shares of the Acquired Fund, these distribution/service fees are paid out of the Acquiring Fund’s Service Class assets on an ongoing basis, and over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Security Ownership of Certain Beneficial Owners

Because the Funds are available as investments for Accounts offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Accounts.

For the Funds, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 South Harrison Street, Fort Wayne, IN 46802; and (2) Lincoln New York, a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802.

As of the Record Date, there were no beneficial owners of the Acquired Fund that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders.

Potential Benefits of the Reorganization to LFI and its Affiliates

LFI may realize benefits in connection with the Reorganization. For example, the profitability from the fees payable to LFI and its affiliates in connection with the Acquiring Fund may be higher than the profits derived from the fees paid by the Acquired Fund. This could have a positive impact on Lincoln Life’s profitability and/or financial position.

CAPITALIZATION

The following tables set forth, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Acquired Fund. Pro forma adjustments reflect changes in share amounts due to the Funds’ differing net asset values per share. The following tables are as of July 31, 2025, and assume that the Reorganization has taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily Fund share purchase, redemption, and market activity.

	LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund	Pro Forma Adjustments	LVIP Structured Moderate Allocation Fund (pro forma)
Net Assets
Standard Class	$91,209,205	$178,204,486		$269,413,691
Service Class	$30,013,674	$523,049,370	$—	$553,063,044
Total	$121,222,879	$701,253,856	$—	$822,476,735
Net Asset Value Per Share
Standard Class	$12.473	$12.238	$—	$12.238
Service Class	$12.420	$12.210	$—	$12.210
Shares Outstanding
Standard Class	7,312,663	14,562,071	140,545	22,015,279
Service Class	2,416,538	42,837,938	41,593	45,296,069

In the Reorganization, it is anticipated that the LVIP Macquarie Wealth Builder Fund will redeem any holdings of underlying funds, with the proceeds to be transferred to the Acquiring Fund. The Acquired Fund is expected to sell approximately 100% of its portfolio, with the proceeds to be transferred to the Acquiring Fund. The Acquiring Fund is expected to deploy the resulting cash to increase the size of positions in securities held by the Acquiring Fund at the time of the Reorganization. As a result, it is expected that the Acquiring Fund’s portfolio post-Reorganization will resemble as nearly as possible the Acquiring Fund’s portfolio pre-Reorganization. Because LFI has agreed to pay for these costs, the Acquiring Fund is not expected to incur brokerage commissions in connection with investing the proceeds of the Reorganization.

The Acquired Fund’s portfolio turnover related to liquidating its portfolio in the Reorganization would have resulted in realized gains of approximately $17,288,486 for financial reporting purposes and $17,019,612 on a tax basis if the securities had been sold as of July 31, 2025. This may result in a dividend and/or distribution to the Acquiring Fund’s shareholders after the Reorganization. Such dividend and/or distribution is not expected to be taxable to Contract Owners for federal income tax purposes.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization would be completed are contained in the Agreement and Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Agreement and Plan of Reorganization, a form of which is included in Exhibit A.

In the Reorganization, the Acquiring Fund will acquire all the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. The Agreement and Plan of Reorganization further provides that, on or as promptly as reasonably practicable after the Closing Date, the Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners). The number of full and fractional Acquiring Fund Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Fund Shares the shareholder holds at that time. After that distribution to the Acquired Fund’s shareholders, the Trust, on behalf of the Acquired Fund, will effect a complete termination of the Acquired Fund.

The Trust may terminate or delay the Agreement and Plan of Reorganization with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the Acquired Fund’s shareholders, if circumstances develop that make proceeding with the Reorganization inadvisable. The consummation of the Reorganization also is subject to various conditions, including approval of the Reorganization by the Acquired Fund’s shareholders, receipt of a tax opinion, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

The Board, including the Independent Trustees, has determined, with respect to each Fund, that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Fund.

LFI will pay for the costs of the Reorganization, such as printing and mailing, legal, accounting, pro and brokerage costs. These costs are estimated to be approximately $91,000.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [  ] by Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 1301 S. Harrison Street, Fort Wayne, Indiana 46802, on behalf of each of its series funds listed in Exhibit A hereto (the “Acquiring Fund” or “Acquired Fund,” as applicable), with respect to the reorganization transaction described herein. Lincoln Financial Investments Corporation (“LFI”) is a party to this agreement solely for purposes of section 10.2 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986 (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund as shown in Exhibit A hereto (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are separate investment series of a registered open-end investment management company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1.	TRANSFER OF ASSETS AND LIABILITIES OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund. The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 7.2 hereof.

1.4. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its respective shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to the classes of shares listed in Exhibit A, determined as of immediately after the close of business on the Closing Date (after giving effect to all redemptions received in good order on the Closing Date), on a pro rata basis within each class, the Acquiring Fund Shares of the class received by the Acquired Fund pursuant to paragraph 1.1 (as listed in Exhibit A) and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of such classes of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that class owned by such shareholders on the Closing Date. All issued and outstanding classes of Acquired Fund shares as listed in Exhibit A will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.6. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7. Any reporting responsibility of an Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends and after giving effect to all redemptions received in good order on the Closing Date) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust and then-current prospectus and statement of additional information with respect to the relevant Acquiring Fund, and valuation procedures established by the Trust’s Board of Trustees (the “Board”).

2.2. All computations of value shall be made by the Trust’s accounting agent and shall be subject to review by the Trust’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1. The Closing Date shall be [  ], 2025, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Trust, on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940 (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by an Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Trust shall direct The Lincoln National Life Insurance Company, as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that: (i) its records contain the names and addresses of the Acquired Fund Shareholders, and (ii) the number and percentage ownership of outstanding shares (of the classes listed in Exhibit A) owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws, to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933 (the “1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) No Acquired Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to each such Acquired Fund as of the Closing Date;

(h) Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquired Fund, or any of the Trust’s or an Acquired Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of December 31, 2024, and the related Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Ernst & Young, an independent registered public accounting firm, included in its report dated [  ], and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) If the Closing Date occurs during the second half of a calendar year, the Trust, on behalf of the Acquiring Fund, has been furnished with an unaudited Statement of Assets and Liabilities and Portfolio of Investments of the Acquired Fund as of June 30 of such calendar year, and the related unaudited Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the six-month period then ended. These statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known material contingent liabilities of any Acquired Fund as of such date not disclosed therein;

(k) Since December 31, 2024, there have not been any material adverse changes in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in such Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(m) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(n) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement. The Acquired Fund has no outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund shares;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of such Acquired Fund, enforceable against such Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(p) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Amended and Restated Agreement and Declaration of Trust and its Amended and Restated By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) No Acquiring Fund is engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Amended and Restated Agreement and Declaration of Trust or its Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, an Acquiring Fund, or any of the Trust’s or an Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against such Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to an Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement (as listed in Exhibit A), will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) No Acquiring Fund has any unamortized or unpaid organizational fees or expenses;

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder (as listed in Exhibit A) are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares (as listed in Exhibit A) received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its

Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization (as listed in Exhibit A) after such number has been calculated in accordance with paragraph 1.1 of this Agreement.

7.6. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing: (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code)

and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.7. The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to an Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or with respect to the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions; and

8.3. The parties shall have received one or more opinions of Dechert LLP, dated on or before the Closing Date, substantially to the effect that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for United States federal income tax purposes with respect to contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering the Tax Opinions, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the information statement/prospectus and statement of additional information included in the registration statement filed on Form N-14 by Lincoln Variable Insurance Products Trust under the 1933 Act with respect to the Reorganization, as well as upon such other written representations verified as of the Closing Date. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph.

9.	INDEMNIFICATION

9.1. The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by any Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which an Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	BROKERAGE FEES AND EXPENSES

10.1. The Trust, on behalf of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. LFI shall bear the costs related to the Reorganization, including brokerage costs, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either an Acquiring Fund or an Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either an Acquiring Fund or an Acquired Fund.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Lincoln Variable Insurance Products Trust

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Benjamin Richer

With copies to:

Lincoln Investment Advisors Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Attn: Samuel K. Goldstein, Chief Counsel, Funds Management

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

Lincoln Variable Insurance Products Trust, on behalf of the Funds listed in Exhibit A

By:
Name:	Benjamin Richer
Title:	Senior Vice President

Lincoln Financial Investments Corporation, (solely for purposes of section 10.2)

By:
Name:	Benjamin Richer
Title:	Senior Vice President

Exhibit A

Acquired Fund	Acquiring Fund
LVIP Macquarie Wealth Builder Fund	LVIP Structured Moderate Allocation Fund
Standard Class	Standard Class
Service Class	Service Class

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquired Fund’s Standard and Service Class shares for the past five years. Certain information reflects financial results for a single Acquired Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquired Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquired Fund’s financial statements, is included in the annual report dated December 31, 2024, which is available upon request. The Acquired Fund’s annual report has been incorporated by reference into the SAI.

LVIP Macquarie Wealth Builder Fund Standard Class

	LVIP Macquarie Wealth Builder Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.261	$10.531	$12.881	$12.096	$11.812
Income (loss) from investment operations:
Net investment income[1]	0.318	0.292	0.240	0.205	0.226
Net realized and unrealized gain (loss)	0.602	0.753	(1.711)	1.220	0.425

Total from investment operations	0.920	1.045	(1.471)	1.425	0.651

Less dividends and distributions from:
Net investment income	(0.342)	(0.312)	(0.246)	(0.270)	(0.233)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	(0.003)	(0.008)	—	—

Total dividends and distributions	(0.342)	(0.315)	(0.879)	(0.640)	(0.367)

Net asset value, end of period	$11.839	$11.261	$10.531	$12.881	$12.096

Total return[2]	8.18%	9.91%	(11.21%)	11.78%	5.62%

	LVIP Macquarie Wealth Builder Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,431	$98,718	$99,589	$125,058	$129,610
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.84%	0.83%	0.80%	0.83%
Ratio of net investment income to average net assets	2.68%	2.69%	2.08%	1.60%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.57%	2.56%	1.96%	1.51%	1.87%
Portfolio turnover	72%	68%	89%	144%	106%

1	The average shares outstanding method has been applied for per share information.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

LVIP Macquarie Wealth Builder Fund Service Class

	LVIP Macquarie Wealth Builder Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.231	$10.504	$12.850	$12.069	$11.788
Income (loss) from investment operations:
Net investment income[1]	0.287	0.264	0.210	0.173	0.197
Net realized and unrealized gain (loss)	0.600	0.749	(1.706)	1.215	0.422

Total from investment operations	0.887	1.013	(1.496)	1.388	0.619

	LVIP Macquarie Wealth Builder Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Less dividends and distributions from:
Net investment income	(0.312)	(0.283)	(0.217)	(0.237)	(0.204)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	(0.003)	(0.008)	—	—

Total dividends and distributions	(0.312)	(0.286)	(0.850)	(0.607)	(0.338)

Net asset value, end of period	$11.806	$11.231	$10.504	$12.850	$12.069

Total return[2]	7.91%	9.64%	(11.43%)	11.51%	5.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,278	$27,540	$26,602	$32,163	$30,336
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.09%	1.08%	1.05%	1.08%
Ratio of net investment income to average net assets	2.43%	2.44%	1.83%	1.35%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.32%	2.31%	1.71%	1.26%	1.62%
Portfolio turnover	72%	68%	89%	144%	106%

1	The average shares outstanding method has been applied for per share information.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquiring Fund’s Standard class and Service class shares for the past five years. Certain information reflects financial results for a single Acquiring Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the Adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The information in the table was derived from the financial statements which have been audited by Ernst & Young LLP, the Acquiring Fund’s Independent Registered Public Accounting Firm, whose report, along with the Acquiring Fund’s financial statements, is included in the annual report dated December 31, 2024, which is available upon request. The Acquiring Fund’s annual report has been incorporated by reference into the SAI.

LVIP Structured Moderate Allocation Fund Standard Class

	LVIP Structured Moderate Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.275	$11.378	$14.372	$13.554	$12.950

Income (loss) from investment operations:
Net investment income[1]	0.300	0.301	0.443	0.347	0.256

Net realized and unrealized gain (loss)	0.871	1.172	(2.359)	1.299	0.988

Total from investment operations	1.171	1.473	(1.916)	1.646	1.244

Less dividends and distributions from:
Net investment income	(0.403)	(0.314)	(0.572)	(0.696)	(0.317)
Net realized gain	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)

Return of capital	(0.016)	—	—	—	—

Total dividends and distributions	(2.181)	(0.576)	(1.078)	(0.828)	(0.640)

Net asset value, end of period	$11.265	$12.275	$11.378	$14.372	$13.554

Total return[2]	9.41%	13.09%	(13.15% )	12.15%	9.86%

	LVIP Structured Moderate Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,781	$152,040	$139,079	$156,805	$136,955
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.20%	0.21%
Ratio of net investment income to average net assets	2.40%	2.53%	3.47%	2.38%	2.05%
Portfolio turnover	20%	41%	11%	13%	21%

1	The average shares outstanding method has been applied for per share information.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

3	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

LVIP Structured Moderate Allocation Fund Service Class

	LVIP Structured Moderate Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.268	$11.372	$14.364	$13.546	$12.945

Income (loss) from investment operations:
Net investment income[1]	0.269	0.271	0.411	0.310	0.224

Net realized and unrealized gain (loss)	0.870	1.170	(2.358)	1.297	0.984

Total from investment operations	1.139	1.441	(1.947)	1.607	1.208

Less dividends and distributions from:
Net investment income	(0.373)	(0.283)	(0.539)	(0.657)	(0.284)
Net realized gain	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)

Return of capital	(0.016)	—	—	—	—

Total dividends and distributions	(2.151)	(0.545)	(1.045)	(0.789)	(0.607)

Net asset value, end of period	$11.256	$12.268	$11.372	$14.364	$13.546

Total return[2]	9.14%	12.81%	(13.38% )	11.87%	9.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$520,642	$549,122	$562,606	$731,672	$728,337
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.45%	0.46%
Ratio of net investment income to average net assets	2.15%	2.28%	3.22%	2.13%	1.80%
Portfolio turnover	20%	41%	11%	13%	21%

1	The average shares outstanding method has been applied for per share information.
2

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

3	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

STATEMENT OF ADDITIONAL INFORMATION

Dated September 15, 2025

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

1301 SOUTH HARRISON STREET

FORT WAYNE, INDIANA 46802

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement dated September 15, 2025, relating specifically to the proposed transfer of all of the assets of LVIP Macquarie Wealth Builder Fund (the “Acquired Fund”) to, and the assumption of the liabilities of the Acquired Fund by, the LVIP Structured Moderate Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of the Acquired Fund (the “Reorganization”). The Reorganization is proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of the Acquired Fund. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement. Each of the Acquired Fund and the Acquiring Fund is a series of Lincoln Variable Insurance Products Trust (the “Trust”).

To obtain a copy of the Prospectus/Information Statement, please call 866-436-8717 or write to the Trust at the address above.

Information Incorporated by Reference

This SAI incorporates by reference the following documents as filed with the Securities and Exchange Commission (File Nos. 33-70742 and 811-08090):

•	The prospectus and statement of additional information for the Acquired Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080) ;

•	The supplement for the Acquired Fund, dated August 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-171136;

•	The prospectus and statement of additional information for the Acquiring Fund, dated May 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-107080);

•	The supplement for the Acquiring Fund, dated August 1, 2025 (File No. 033-70742; Accession No. 0001193125-25-171136;

•	The Annual Reports to shareholders of the Acquired Fund for the fiscal year ended December 31, 2024 (Accession No. 0001398344-25-005207);

•	The Annual Reports to shareholders of the Acquiring Fund for the fiscal year ended December 31, 2024 (Accession No. 0001398344-25-005207);

•	The Semi-Annual Reports to shareholders of the Acquired Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125); and,

•	The Semi-Annual Reports to shareholders of the Acquiring Fund for the six months ended June 30, 2025 (Accession No. 0001398344-25-017125).

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Prospectus/Information Statement.

It is currently anticipated that approximately 100% of the Acquired Fund’s holdings will be sold in advance of the Reorganization and the resulting proceeds will be invested in accordance with Acquiring Fund’s principal investment strategies. It is not anticipated that the Reorganization will result in a material change to the Acquired Fund’s investment portfolio due to investment restrictions. A schedule of investments of the Acquiring Fund as of December 31, 2024, is included in the above referenced. Notwithstanding the foregoing, changes may be made to Acquired Fund’s portfolio in advance of the Reorganization and/or Acquiring Fund’s portfolio following the Reorganization.

There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund.

Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)		Form of Agreement and Plan of Reorganization, previously filed with the Trust’s Registration Statement on Form N-14 on August 7, 2025.
1

(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2023, between LVIP Trust and LFI, previously filed with PEA 245 on October 16, 2023.
		(3)	Amendment to Schedule A to the Investment Management Agreement, dated November 3, 2023, between LVIP Trust and LFI, previously filed with PEA 248 on November 17, 2023.
		(4)	Amendment to Schedule A to the Investment Management Agreement, dated October 8, 2024, between LVIP Trust and LFI, previously filed with PEA 265 on November 18, 2024.
		(5)	Amendment to Schedule A to the Investment Management Agreement, dated April 1, 2025, between LVIP Trust and LFI, previously filed with PEA 269 on May 1, 2025.
	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Reserved.
	(d)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
(i) Amendment to Sub-Advisory Agreement dated April 5, 2024, between LFI and AllianceBernstein L.P., previously filed with PEA 259 on April 19, 2024.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
(ii) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2024, between LFI and American Century Investment Management, Inc., previously filed with PEA 262 on May 17, 2024.
		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
(iii) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 266 on February 21, 2025.
		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
2

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
(8)	Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022, between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(9)	Sub-Advisory Agreement dated July 30, 2020, between LFI and ClearBridge Investments, LLC, previously filed with PEA 211 on December 11, 2020.
(i) Amendment No. 1 to Schedule A to Sub-Advisory Agreement dated May 3, 2024, between LFI and ClearBridge Investments, LLC, previously filed with PEA 262 on May 17, 2024.
(10)	Sub-Advisory Agreement dated January 4, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 1, 2021, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 219 on April 30, 2021.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and Delaware Investments Fund Advisers previously filed with PEA 238 on July 17, 2023.
(11)	Sub-Advisory Agreement dated May 1, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and Delaware Investments Fund Advisers previously filed with PEA 238 on July 17, 2023.
(12)	Sub-Advisory Agreement dated October 1, 2014, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(13)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(14)	Reserved.
(15)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.
(16)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(17)	Sub-Advisory Agreement dated May 1, 2025, between LFI and FIAM LLC, previously filed with PEA 266 on February 21, 2025.
(18)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment No. 2 to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(19)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(i) Amendment No. 1 to Sub-Advisory Agreement dated May 3, 2024, between LFI and Franklin Advisors, Inc., previously filed with PEA 262 on May 17, 2024.
(20)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(21)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
3

	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(22)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(23)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(24)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

	(iv)	Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(v)	Amendment No. 7 to Sub-Advisory Agreement dated May 1, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
	(vi)	Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2025, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 269 on May 1, 2025.
	(vii)	Side Letter to Sub-Advisory Agreement dated March 21, 2025, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 269 on May 1, 2025.
(25)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(26)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
(27)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(28)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(29)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(30)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
4

(31)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(32)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(33)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(34)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(35)	Reserved.
(36)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(37)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(38)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(39)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(40)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
5

	(iii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(42)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
(43)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(44)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
(45)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(46)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
(47)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
(48)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), previously filed with PEA 219 on
April 30, 2021.

	(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMAK previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and Macquarie Investment MIMAK, previously filed with PEA 225 on September 7, 2021.
(49)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30,
2021.

	(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 225 on September 7, 2021.
(50)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Europe Limited (“MIMEL”), previously filed with PEA 219 on April 30,
2021.

	(i)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and MIMEL, previously filed with PEA 225 on September 7, 2021.
(51)	Sub-Sub-Advisory Agreement dated May 1, 2025, between FIAM, LLC and FMR INVESTMENT MANAGEMENT (UK) LIMITED, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
(52)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
(53)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
(54)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
6

(55)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(56)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(57)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan
	(b)	Distribution Services Agreement dated May 1, 2008, between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule A to the Distribution Services Agreement dated May 1, 2021, between LVIP Trust and LFD, previously filed with PEA 225 on September 7, 2021.
		(2)	Amendment to Schedule A to the Distribution Services Agreement dated December 20, 2022, between LVIP Trust and LFD, previously filed with PEA 233 on April 28, 2023.
		(3)	Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
		(4)	Amendment to Schedule A to the Distribution Services Agreement dated April 1, 2024, previously filed with PEA 262 on May 17, 2024.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003, regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007, regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated September 12, 2025, filed herewith.
(12)	(a)	N/A
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

7

(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
(ii) Amendment to Administration Agreement dated December 1, 2023, between LVIP Trust and Lincoln Life, previously filed with PEA 249 on December 11, 2023.
(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
	(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
	(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
	(3)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated November 6, 2023, between LFI and LVIP Trust, previously filed with PEA 248 on November 17, 2023.
	(4)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated April 1, 2024, previously filed with PEA 261 on April 29, 2024.
	(5)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated June 20, 2024, previously filed with PEA 263 on June 21, 2024.
	(6)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated September 18, 2024, previously filed with PEA 264 on September 19, 2024.
	(7)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated May 1, 2025, previously filed with PEA 269 on May 1, 2025.
	(8)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated May 1, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on May 15, 2025.
(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
	(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
	(2)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated June 9, 2023, previously filed with PEA 238 on July 17, 2023.
	(3)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
	(4)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated November 8, 2023, previously filed with PEA 248 on November 17, 2023.
	(5)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated December 12, 2023, previously filed with PEA 250 on December 15, 2023.
	(6)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated April 1, 2024, previously filed with PEA 261 on April 29, 2024.
	(7)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated September 18, 2024, previously filed with PEA 264 on September 19, 2024.
	(8)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated May 1, 2025, previously filed with PEA 269 on May 1, 2025.
(e)	Consulting Agreements
	(1)	Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
	(2)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
(f)	Participation Agreements
	(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
8

(2)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
(4)	Amendment effective May 1, 2014, to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(5)
Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, Great-West Life &
Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with
PEA 41 on April 15, 2008.

(6)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

(7)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD, Empower
Annuity Insurance Company of America (formerly Great-West Life & Annuity Insurance Company) and
Empower Life & Annuity Insurance Company of New York (formerly Great-West Life & Annuity Insurance
Company of New York formerly, First-Great West Life & Annuity Insurance Company, previously filed with
PEA 233 on April 28, 2023.

(8)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.
(9)	Amendment to Fund Participation Agreement dated March 10, 2009, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
(10)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and Nationwide Financial Services, previously filed with PEA 233 on April 28, 2023.
(11)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
(12)	Amendment to Fund Participation Agreement dated April 30, 2012, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(13)	Amendment to Fund Participation Agreement dated April 1, 2013, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(14)	Amendment to Fund Participation Agreement dated May 1, 2018, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(15)	Amendment to Fund Participation Agreement dated November 1, 2019, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(16)	Amendment to Fund Participation Agreement dated April 10, 2021, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(17)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.
(18)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(19)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company of New York, filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(20)	Fund Participation Agreement dated June 5, 2007, between LVIP Trust, LFD, LFI, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
(21)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LFI,
American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder,
Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service
Company, previously filed with PEA 104 on April 12, 2011.

(22)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(23)	Fund Participation Agreement dated June 12, 2009, between LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
9

(24)
Assignment dated November 30, 2010, of Fund Participation Agreement dated June 12, 2009, between
LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York to United States
Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(25)	Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(26)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(27)
Amendment to Fund Participation Agreement dated March 15, 2021, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 225 on
September 7, 2021.

(28)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 233 on April 28,
2023.

(29)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(30)	Fund Participation Agreement dated May 28, 2009, between LVIP Trust, LFD, LFI, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(31)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(32)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Principal
National Life Insurance Company and Principal Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(33)	Fund Participation Agreement dated April 30, 2021, between LVIP Trust, LFD, LFI and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
(34)	Fund Participation Agreement dated April 26, 2021, between LVIP Trust, LFD, LFI and Allstate Life Insurance Company of New York, previously filed with PEA 228 on July 18, 2022.
(35)
Master Fund Participation Agreement dated June 30, 2010, between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

(36)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
(37)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
(38)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of North America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(39)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(40)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Talcott Resolution Life
Insurance Company and Talcott Resolution Life and Annuity Insurance Company, previously filed with PEA
233 on April 28, 2023.

(41)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Horace Mann Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(42)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Pacific Life Insurance Company and Pacific Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(43)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(44)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Genworth Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(45)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Ohio National
Life Insurance Company and Ohio National Life Insurance Corporation, previously filed with PEA 233 on
April 28, 2023.

10

(46)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 233 on April 28,
2023.

(47)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life and Annuity Insurance Company, previously filed with PEA 233 on April 28, 2023.
(48)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Protective Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(49)
Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Delaware
Life Insurance Company and Delaware Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.

(50)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Midland National Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(51)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Modern Woodmen of America, previously filed with PEA 233 on April 28, 2023.
(52)	Amendment to Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Symetra Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(53)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, Transamerica Life
Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(54)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Lincoln Benefit Life Company, previously filed with PEA 233 on April 28, 2023.
(55)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Kansas City Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(56)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Country Investors Life Assurance Company, previously filed with PEA 233 on April 28, 2023.
(57)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and EquiTrust Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(58)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Farm Bureau Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(59)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Metropolitan Tower Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(60)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Integrity Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(61)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and National Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(62)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Prudential Life
Insurance Company of America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.

(63)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and First Security
Benefit Life Insurance and Annuity Company of New York, previously filed with Pre-Effective Amendment
No. 2 on May 19, 2023.

(64)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(65)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American
Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

(66)	Fund Participation Agreement dated May 1, 2023, between LVIP Trust, LFI, LFD, and Allianz Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(67)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and American General Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(68)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Ameritas Life Insurance Corp., previously filed with PEA 261 on April 29, 2024.
11

(69)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and First Symetra National Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(70)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Athene Annuity & Life Assurance Company, previously filed with PEA 261 on April 29, 2024.
(71)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Brighthouse Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(72)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life And Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
(73)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Genworth Life Insurance Company of New York, previously filed with PEA 261 on April 29, 2024.
(74)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and The Guardian Insurance & Annuity Company Inc., previously filed with PEA 261 on April 29, 2024.
(75)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(76)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Jackson National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(77)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Kansas City Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(78)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 261 on April 29,
2024.

(79)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Metropolitan Tower Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(80)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Modern Woodmen of America, previously filed with PEA 261 on April 29, 2024.
(81)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD,
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 261 on April 29, 2024.

(82)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and American United Life
Insurance Company, and Indiana Insurance Corporation and One America Securities, Inc., previously filed with PEA 261 on April 29, 2024.

(83)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Annuity Investors Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(84)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Principal
Life Insurance Company and Transamerica Life Insurance Company and Principal National Life Insurance
Company, previously filed with PEA 261 on April 29, 2024.

(85)	Amendment No. 1 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and The Prudential Insurance Company Of America, previously filed with PEA 261 on April 29, 2024.
(86)	Amendment No. 3 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 261 on April 29, 2024.
(87)	Amendment No. 7 to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 261 on April 29, 2024.
(88)
Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pacific
Life Insurance Company and Pacific Life & Annuity Company, previously filed with PEA 261 on April 29,
2024.

(89)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Mutual of America Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
(90)
Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Pruco Life Insurance
Company and Pruco Life Insurance Company of New Jersey, previously filed with PEA 261 on April 29,
2024.

(91)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Midland National Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
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		(92)	Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, Everlake Life Insurance Company, previously filed with PEA 261 on April 29, 2024.
		(93)	Amendment to Fund Participation Agreement dated April 29, 2024, between LVIP Trust, LFI, LFD, and Protective Life and Annuity Insurance Company, previously filed with PEA 261 on April 29, 2024.
	(g)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(14)	(a)	Consent of Independent Registered Public Accounting Firm dated August 7, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on August 7, 2025.
	(b)	Consent of Independent Registered Public Accounting Firm dated September 15, 2025, filed herewith.
(15)	N/A
(16)	Power of Attorney dated March 3, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on August 7, 2025.
(17)	Codes of Ethics.
	(a)	Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
	(b)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.
(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
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SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 15th day of September 2025.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Benjamin A. Richer Benjamin A. Richer Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/James Hoffmayer James Hoffmayer	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Peter F. Finnerty* Peter F. Finnerty		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Benjamin A. Richer Benjamin A. Richer	Attorney-in-Fact
* Pursuant to a Power of Attorney dated March 3, 2025, previously filed with the Trust’s Registration Statement on Form N-14 on August 7, 2025.